CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Assets [abstract]
Non-current assets	$ 764,127,000	$ 802,944,000
Intangible assets	230,104,000	226,553,000
Goodwill	153,144,000	146,015,000
Property, plant and equipment	152,195,000	165,270,000
Non-current financial assets	90,076,000	138,950,000
Trade and other receivables	21,677,000	20,911,000
Other taxes receivable	7,282,000	7,815,000
Other non-current financial assets	60,222,000	40,565,000
Derivative financial instruments	8,177,000	77,474,000
Deferred tax assets	131,326,000	118,341,000
Current assets	566,178,000	574,674,000
Trade and other receivables	410,534,000	373,047,000
Trade and other receivables	388,565,000	350,902,000
Current income tax receivable	21,969,000	22,145,000
Other taxes receivable	12,072,000	6,452,000
Other current financial assets	1,810,000	1,140,000
Cash and cash equivalents	141,762,000	194,035,000
Total Assets	1,330,305,000	1,377,618,000
Equity and liabilities [abstract]
Total Equity	377,839,000	430,203,000
Non-controlling interests	9,476,000	(718,000)
Owners of the parent company	368,363,000	430,921,000
Share capital	48,000	48,000
Reserve for acquisition of non-controlling interest	(23,531,000)	(1,057,000)
Share premium	639,435,000	639,435,000
Retained losses	(94,535,000)	(53,598,000)
Translation differences	(170,063,000)	(193,529,000)
Cash flow/net investment hedge	9,594,000	35,521,000
Stock-based compensation	7,415,000	4,101,000
Non-current liabilities	582,870,000	598,808,000
Deferred tax liabilities	43,942,000	45,597,000
Debt with third parties	439,731,000	480,359,000
Derivative financial instruments	5,140,000	184,000
Provisions and contingencies	61,186,000	69,895,000
Non-trade payables	8,094,000	618,000
Option for the acquisition of non-controlling interest	23,752,000	1,057,000
Other taxes payable	1,025,000	1,098,000
Current liabilities	369,596,000	348,607,000
Debt with third parties	46,560,000	54,576,000
Derivative financial instruments	1,212,000	0
Trade and other payables	302,756,000	279,313,000
Trade payables	94,078,000	75,268,000
Income tax payables	8,058,000	4,030,000
Other taxes payables	86,166,000	68,800,000
Other non-trade payables	114,454,000	131,215,000
Current provisions	19,068,000	14,718,000
Total Equity and liabilities	$ 1,330,305,000	$ 1,377,618,000